Operating Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases, Operating [Abstract]
Schedule of components of lease expense
For the year ended December 31,
2019
Operating lease Cost:
Amortization of right-of-use assets	$3,471,796
Interest on lease liabilities	501,918
Total operating lease cost	$3,973,714

Short term operating lease cost	$1,033,398

Schedule of supplemental cash flow information related lease
For the year ended December 31,
2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$3,558,887

Right-of-use assets obtained in exchange for new lease obligations
Operating leases	$5,496,939

Schedule of balance sheet information related to leases
December 31, 2019
Operating lease right-of-use assets	$9,827,114
Operating lease right-of-use asset, related party	172,121
$9,999,235

Operating lease liabilities-current	$3,797,069
Operating lease liability-current, related party	163,995
Operating lease liabilities, non-current	6,068,702
Total operating lease liabilities	$10,029,766

Weighted-average remaining lease term	2.79 years

Weighted-average discount rate	5.22%

Schedule of maturity of our operating lease liabilities
2020	$4,495,299
2021	2,749,750
2022	1,778,855
2023	890,428
2024	166,791
Thereafter	-
Total	10,081,123
Less imputed interest	51,357
Total lease liabilities	$10,029,766